SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less - current maturities	$ 4,836	$ 4,820
Unutilized credit lines	8,714	9,067
In Or Linked to Dollars [Member]
Debt Instrument [Line Items]
Less - current maturities	$ 4,497	$ 4,790
In Or Linked to Dollars [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Percentage over LIBOR	2.00%	2.00%
In Other Currencies [Member] | Long-Term Loans From Others [Member]
Debt Instrument [Line Items]
Less - current maturities	$ 339	$ 30
In Other Currencies [Member] | Maximum [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	17.00%	17.00%
In Other Currencies [Member] | Minimum [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Interest rate	16.00%	16.00%